Consolidated Statement of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expenses
Exploration and evaluation	$ (18,064,865)	$ (14,114,631)
General and administration	(5,768,262)	(5,306,170)
Total	(23,833,127)	(19,420,801)
Other income (expenses)
Revaluation of warrants liability	(2,115,036)	(1,303,481)
Foreign exchange gain (loss)	(1,913,870)	1,000,415
Other income (expense)	5,126	424
Net loss before finance items and income tax	(27,856,907)	(19,723,443)
Finance income (expense)
Interest income	1,097,816	668,145
Finance costs	(189,831)	(78,360)
Net loss before income tax	(26,948,922)	(19,133,658)
Income tax
Net loss and comprehensive loss	$ (26,948,922)	$ (19,133,658)
Basic loss per common share (in Dollars per share)	$ (0.33)	$ (0.33)
Diluted loss per common share (in Dollars per share)	$ (0.33)	$ (0.33)
Weighted average common shares outstanding, basic (in Shares)	68,401,442	58,191,317
Weighted average common shares outstanding, diluted (in Shares)	68,401,442	58,191,317